SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended						6 Months Ended
	Aug. 28, 2012	Aug. 08, 2012	Jul. 27, 2012	May 31, 2012	May 22, 2012	Apr. 17, 2012	Jun. 30, 2012	Jun. 30, 2011
SUBSEQUENT EVENTS [Abstract]
Shares issued for notes payable conversion			211,865
Principal amount to be converted			$ 300
Shares issued		5,500,000		570,755	632,057	540,000
Shares issued, share price		$ 5.00		$ 11.50	$ 3.50	$ 2.55
Aggregate gross proceeds		27,500		6,564	2,212	1,377	8,811	4,978
Exercise period		45 days
Nonemployee options granted		825,000					750
Options exercised	825,000
Options exercised, average exercise price per share	$ 5.00
Aggregate gross proceeds from stock options exercised	$ 4,125						$ 1,556